Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160
	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)
	$560	$609